Cover	6 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Current Fiscal Year End Date	--09-30
Entity File Number	001-41480
Entity Registrant Name	Starbox Group Holdings Ltd.
Entity Central Index Key	0001914818
Entity Address, Address Line One	VO2-03-07, Velocity Office 2
Entity Address, Address Line Two	Lingkaran SV
Entity Address, Address Line Three	Sunway Velocity
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	55100